Calvert

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March 31, 2003         Semi-Annual Report

Calvert Income Fund

Table of Contents

President's Letter

1

Portfolio Manager Remarks

3

Schedule of Investments

5

Notes to Schedule of Investments

11

Statement of Assets and Liabilities

12

Statement of Operations

13

Statements of Changes in Net Assets

14

Notes to Financial Statements

16

Financial Highlights

20

Explanation of Financial Tables

24

Dear Shareholders:

Over the last year, equity markets have continued to be weighted down by a slower economy and the threat of war followed by the reality of war in Iraq.  Against this sometimes discouraging backdrop, however, this spring we are beginning to see some encouraging signs. With the war seemingly drawing to a close, there is renewed hope for more stable markets and a safer, more peaceful world.  (To learn about Calvert's support of relief efforts promoting peace and recovery in Iraq and elsewhere, visit the Calvert website at www.calvert.com)

While we see signs for optimism, the extent of a recovery in the financial markets is of course unknown. Now, as always, the most prudent investment strategies are those that are diversified among stocks, bonds, international investments and cash.  For example, during the last 12 months, stocks, as measured by the S&P 500 Index were down almost 12%, but bond prices rose approximately 9%.  Even within the stock category, diversification paid off.  While the large cap stocks in the S&P 500 were down sharply, smaller company stocks (as represented by the Russell 2000 Index) lost just over 3% and mid-cap stocks (tracked by the S&P Midcap 400 Index) advanced by approximately 2%.

No one can predict which asset classes or investment styles will perform best in the future.  It is important for shareholders, and the financial advisors who assist them, to take a long-term view of the markets and their investment strategies.  The key is not to try to take advantages of temporary dips and swings in security prices, but to work towards a strategic mix of assets that will fit your lifetime goals.

We urge all of our shareholders to review their investment strategies with an experienced professional, to find out how their investments are currently positioned and determine what an appropriate long-term asset allocation might be.  Even if you have done this in the past, it makes sense to review your strategy regularly to assess the impact of market movements and to make adjustments to fit new goals and circumstances.   By maintaining a consistent strategy and investing in disciplined, well-managed funds, you can construct an investment program that will help you meet your objectives in all types of market environments.

Sincerely,

Barbara J. Krumsiek

President and CEO

Calvert Asset Management Company, Inc.

May 2003

Greg Habeeb

of Calvert Asset Management Company

Performance

For the 6 months ended March 31, 2003, the Calvert Income Fund's Class A Shares returned 5.27%, outperforming both the Lipper Corporate Debt Funds BBB-Rated Average at 5.11% and the Lehman Aggregate Bond Index at 2.99%.

Investment climate through the period

Overall, the investment climate during the reporting period was favorable to fixed income investors.

The economy has seemed to stall over the last six months as a result of various geopolitical factors. However, this stall has not been reflected in the capital markets. The stock market has been range-bound but volatile, while the corporate bond market has rallied significantly even relative to rallying treasury markets. Since December 31, 2002, the yield spread of corporate bonds versus benchmark bonds has narrowed to levels not seen since 1998.

Our investment strategy

Through the reporting period

The fund has recovered nicely through the six-month reporting period, outperforming its Lipper benchmark by a small margin and the Lehman Aggregate by over 200 basis points. The key to this performance seems to have been taking every measure to avoid positions in names with the potential dramatic downside risk. Such names were a problem with fund performance in the first half of 2002.

Portfolio Statistics

March 31, 2003

Investment Performance

	6 Months	12 Months
	ended	ended
	3/31/03	3/31/03
Class A	5.27%	6.48%
Class B	4.87%	5.67%
Class C	4.95%	5.74%
Class I	5.66%	7.13%
Lehman Aggregate
Bond Index TR	2.99%	11.69%
Lehman U.S.
Credit Index	5.55%	13.49%
Lipper Corporate Debt
Funds BBB-Rated Avg.	5.11%	10.00%

Maturity Schedule

Weighted Average
3/31/03	9/30/02
13 years	13 years

SEC Yields

	30 days ended
	3/31/03	9/30/02
Class A	4.95%	6.48%
Class B	4.40%	5.96%
Class C	4.44%	5.90%
Class I	5.78%	7.30%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

March 31, 2003

Average Annual Total Returns

Class A Shares
One year	2.50%
Five year	7.41%
Ten year	7.16%
Since inception	9.42%
(10/12/82)

Class B Shares
One year	1.67%
Since inception	6.37%
(8/1/99)
Class C Shares
One year	4.74%
Since inception	7.38%
(8/1/00)

Class I Shares
One year	7.13%
Since inception	8.34%
(3/1/99)

Looking forward

We've sold bonds in the rallying corporate and treasury market because we believe that much of the upside price potential in these markets is disappearing. We've shortened our duration about a half-year. In addition, we have replaced many of our corporates with a combination of money market paper, floaters, and insured bonds (both corporates and municipals) with AAA ratings. We have significantly upgraded the credit quality of the portfolio.

A cautiously optimistic outlook

We are cautiously optimistic about the future, feeling that the worst is over for both the economy and the struggling stock market. However, we are maintaining a defensive posture because the anticipated recovery could last years longer than many investors believe. Further, we believe that an optimistic view has already been priced into the markets. Therefore, the number of relative bargains has diminished.

May 2003

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's Class A maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Schedule of Investments

March 31, 2003

	Principal
Debt Securities - 98.4%	Amount	Value
Corporate Bonds - 80.7%
Agfirst Farm Credit Bank, 8.393%, 12/15/16	$18,000,000	$20,617,110
Air Products and Chemicals, Inc., 6.25%, 6/15/03	150,000	151,415
Akron Hardware Consultants, Inc., VRDN, 1.40%, 11/1/22	4,029,000	4,029,000
American Airlines, Inc., VRDN, 1.91%, 3/23/09	18,041,864	18,041,323
AMVESCAP plc Senior Note, 6.60%, 5/15/05	1,000,000	1,081,550
ASIF Global Financing VRDN, 1.48%, 3/14/06 ++	59,200,000	59,200,000
Archstone-Smith Trust, 7.20%, 4/15/03	5,000,000	5,008,450
AT & T Canada, Inc.:
7.625%, 3/15/05 **	19,875,000	4,273,125
7.65%, 9/15/06 **	82,550,000	17,748,250
Atlantic Mutual Insurance Co, 8.15%, 2/15/28 ++	50,141,000	31,757,304
Autopista del Maipo Sociedad, 7.373%, 6/15/22 ++	6,420,000	6,929,427
Brascan Corp.:
7.125%, 12/16/03	125,000	127,805
5.75%, 3/1/10	1,500,000	1,508,355
7.125%, 6/15/12	2,000,000	2,075,320
7.375%, 3/1/33	14,550,000	14,342,226
Captec Franchise Trust, 6.504%, 5/25/05	4,253,732	4,269,991
Cendant Corp, 7.125%, 3/15/15	2,675,000	2,697,042
CIT Group, Inc.:
VRDN, 2.84%, 1/31/05	72,100,000	72,103,605
4.125%, 2/21/06	2,850,000	2,848,803
Clear Channel Communications, Inc., 7.25%, 9/15/03	6,900,000	7,042,140
C-Mek Realty LLC, VRDN, 1.45%, 12/2/22	8,200,000	8,200,000
CNL Funding, 7.721%, 8/25/09	15,388,182	17,026,086
Commonwealth Edison Co., 4.70%, 4/15/15	3,000,000	2,992,500
Conseco, Inc.:
8.75%, 8/9/06 ***++	79,855,000	21,560,850
9.00%, 4/15/08 ***++	1,000,000	270,000
10.75%, 6/15/09 ***++	2,000,000	540,000
Continental Airlines, Inc., VRDN, 2.231%, 12/6/07 ++	10,350,000	10,373,267
Countrywide Funding Corp., 5.25%, 5/22/03	3,052,000	3,066,558
Daimler-Chrysler Auto Trust:
2.20%, 4/6/05	45,765,243	45,927,710
2.93%, 6/6/06	15,000,000	15,228,300
Daimler-Chrysler Master Owner Trust, VRDN, 1.331%, 2/15/08	5,000,000	5,007,400
Dana Corp., 7.00%, 3/1/29	6,000,000	4,560,000
Delta Air Lines, Inc., VRDN, 2.09%, 1/25/08 ++	10,350,000	10,350,000
Dobie Center Properties Ltd, 6.75%, 5/1/28 ++	7,510,000	7,596,140
Dole Food Co., 8.875%, 3/15/11 ++	1,000,000	1,040,000
Dunn Nursing Home, Inc., VRDN, 1.35%, 2/1/24	2,300,000	2,300,000
Enclave at Lynn Haven LLC, VRDN, 1.34%, 10/1/29	7,905,000	7,905,000
Evangelical Lutheran Good Samaritan Fund, 6.78%, 11/1/05	2,000,000	2,214,484
FFCA Secured Lending Corp., 6.37%, 9/18/25	7,656,579	7,809,711
Finova Group, Inc., 7.50%, 11/15/09	171,173,000	60,766,415
First Republic Bank, 7.75%, 9/15/12	32,066,000	33,636,593
Florida Power & Light Co., 5.625%, 4/1/34	50,000,000	49,789,500
Ford Credit Auto Owner Trust, 2.70%, 6/15/07	12,852,000	12,960,728
Ford Motor Co.:
7.45%, 7/16/31	$58,500,000	$45,690,840
7.40%, 11/1/46	350,000	258,062
Ford Motor Credit Co.:
7.50%, 6/15/03	30,750,000	30,921,585
6.625%, 6/30/03	3,788,000	3,806,334
6.875%, 2/1/06	6,040,000	5,946,380
7.875%, 6/15/10	1,750,000	1,662,780
General Motors Acceptance Corp.:
7.125%, 5/1/03	10,251,000	10,285,956
VRDN, 3.339%, 3/4/05	20,000,000	19,908,800
Zero Coupon Debentures, 12/1/12	8,400,000	4,099,200
8.00%, 11/1/31	33,600,000	32,448,528
General Motors Corp., 8.875%, 5/15/03	100,000	100,531
Great Lakes Power, Inc.:
9.00%, 8/1/04	1,000,000	1,069,030
8.30%, 3/1/05	25,000,000	27,053,500
Greater Bay Bancorp., 5.25%, 3/31/08 ++	7,000,000	7,003,500
HCA, Inc.:
8.12%, 8/4/03	2,925,000	2,972,473
6.73%, 7/15/45	4,250,000	4,292,798
Hertz Corp.:
7.00%, 7/15/03	2,675,000	2,683,400
VRDN, 1.88%, 8/13/04	6,700,000	6,231,000
Household Finance Corp., VRDN, 2.759%, 12/16/04	44,500,000	45,066,485
Hudson United Bancorp., Inc., 8.20%, 9/15/06	17,450,000	19,136,368
Hutchison Whampoa Ltd., 6.50%, 2/13/13 ++	15,000,000	15,193,350
HVB Funding Trust, 8.741%, 6/30/31 ++	5,000,000	4,204,800
ImCera Group, Inc., 6.00%, 10/15/03	2,800,000	2,800,000
Impac CMB Trust VRDN:
1.735%, 8/25/32	36,693,291	36,718,976
1.765%, 8/25/32	2,917,509	2,919,522
Interpool Capital Trust, 9.875%, 2/15/27	43,741,000	35,102,152
Interpool, Inc.:
7.20%, 8/1/07	7,765,000	7,182,625
7.35%, 8/1/07	20,925,000	19,355,625
Jefferies Group, Inc., 7.75%, 3/15/12	19,525,000	21,311,537
JET Equipment Trust, 9.71%, 2/15/15 +++++	6,260,000	630,006
JP Morgan Chase & Co., VRDN, 1.59%, 2/24/05	18,750,000	18,756,000
LCOR Alexandria LLC, 6.625%, 9/15/19 ++	65,500,000	72,782,945
LG&E Capital Corp., 6.205%, 5/1/04 ++	250,000	258,835
Liberty Mutual Insurance Co.:
8.20%, 5/4/07 ++	600,000	620,262
7.697%, 10/15/2097 ++	73,115,000	53,315,458
Lock Inns, Inc., VRDN, 1.41%, 2/1/23	3,665,000	3,665,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 #++	52,255,000	5,748,050
8.30%, 12/1/37 ##++	33,720,000	3,709,200
8.45%, 12/1/2097 ###++	9,500,000	1,045,000
Marathon Oil Corp., 6.00%, 7/1/12	5,000,000	5,316,200
Markel Capital Trust I, 8.71%, 1/1/46	11,250,000	9,502,200
Markel Corp.:
7.25%, 11/1/03	$785,000	$800,818
7.00%, 5/15/08	5,200,000	5,481,944
6.80%, 2/15/13	8,550,000	8,524,606
Merrill Lynch & Co., Inc., VRDN, 1.56%, 2/25/05	23,500,000	23,500,000
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	572,085
Morgan Stanley Group, Inc., 1.57%, 3/27/06	18,250,000	18,234,451
Nationwide Health Properties, Inc., 6.59%, 7/7/38	1,890,000	1,900,981
New Valley Generation I, 7.299%, 3/15/19	8,984,330	10,659,908
New Valley Generation II, 5.572%, 5/1/20	40,173,025	43,085,167
Nexfor, Inc., 7.50%, 7/15/03	1,700,000	1,714,994
Niagara Mohawk Power Corp., 7.375%, 7/1/03	434,756	439,691
Noranda, Inc., 8.00%, 6/1/03	2,300,000	2,314,260
Nortel Networks Corp., 4.25%, 9/1/08	21,025,000	15,602,232
Pedernales Electric Coop, Inc.:
5.952%, 11/15/22 ++	25,000,000	25,111,000
6.202%, 11/15/32 ++	2,600,000	2,651,038
PHH Corp., 7.125%, 3/1/13	25,000,000	24,741,250
PP&L Capital Funding, Inc., 6.23%, 10/14/03	9,000,000	9,048,960
Preferred Term Securities IX Ltd. VRDN.:
2.011%, 4/3/33 ++	1,000,000	1,000,000
4.08%, 4/3/33 ++	4,500,000	4,510,665
Prudential Holdings, LLC, 7.245%, 12/18/23 ++	3,525,000	4,070,987
Raytheon Co, 5.70%, 11/1/03	17,000,000	17,316,710
Residential Asset Security Corp., 7.59%, 12/25/28	3,750,000	3,912,861
Roslyn Bancorp, Inc., 5.75%, 11/15/07	3,000,000	3,060,870
Shurgard Storage Centers, Inc., 5.875%, 3/15/13	1,750,000	1,766,275
Simon Property Group, Inc., 7.05%, 4/1/03	800,000	799,944
SLM Corp., VRDN, 1.43%, 3/15/06	20,500,000	20,502,665
Southern Indiana Investments Co. Two LLC, VRDN,
1.35%, 10/15/26	400,000	400,000
Southern Orthopaedic Properties, LLC, VRDN, 1.35%, 10/1/21	1,740,000	1,740,000
Sovereign Bank:
10.20%, 6/30/05 ++	19,867,462	22,880,363
12.18%, 6/30/20 ++	33,719,421	47,881,578
Sprint Capital Corp., 6.90%, 5/1/19	15,998,000	14,558,180
State Street Capital Trust II, VRDN, 1.87%, 2/15/08	2,000,000	2,000,260
TCI Communications, Inc., 6.375%, 5/1/03	12,352,000	12,361,140
TIERS Trust:
8.45%, 12/1/17 +	8,559,893	949,549
7.697%, 10/15/2097 ++	13,500,000	1,219,276
Toll Road Investment Partnership II Zero Coupon Bonds:
2/15/04 ++	8,500,000	8,384,145
2/15/05 ++	4,000,000	3,746,320
2/15/06 ++	13,800,000	12,717,514
2/15/08 ++	19,100,000	15,713,341
2/15/09 ++	3,000,000	2,364,234
2/15/10 ++	22,100,000	15,740,946
2/15/11 ++	7,600,000	5,152,184
2/15/13 ++	17,000,000	10,290,525
2/15/14 ++	21,900,000	12,599,026
2/15/19 ++	5,000,000	1,866,430
2/15/26 ++	11,500,000	2,543,685
2/15/28 ++	12,400,000	2,403,690
Trotman Bay Minette, Inc., VRDN, 1.34%, 12/1/25	$1,720,000	$1,720,000
Tyco International Group SA:
6.25%, 6/15/03	28,052,000	28,192,260
6.375%, 10/15/11	2,200,000	2,035,000
Unisys Corp., 6.875%, 3/15/10	4,325,000	4,314,188
USL Capital Corp., 5.95%, 10/15/03	8,000,000	8,040,560

Total Corporate Bonds (Cost $1,782,537,410)		1,690,887,532

Asset Backed Securities - 0.6%
Ginnie Mae, 11.00%, 10/15/15	716	810
SLM Student Loan Trust, VRDN, 1.51%, 12/15/17	10,000,000	10,000,000
Small Business Administration Participation Certificates,
4.628%, 3/10/13	3,000,000	3,113,490

Total Asset Backed Securities (Cost $13,000,736)		13,114,300

Taxable Municipal Obligations - 12.4%
Alameda California Corridor Transportation Authority Revenue
Bonds, 6.60%, 10/1/29	2,000,000	2,215,960
Alaska State Housing Finance Corp. Revenue VRDN,
1.30%, 12/1/32	1,985,000	1,985,000
Baltimore Maryland Parking Facilities Revenue VRDN,
1.28%, 7/1/32	10,000,000	10,000,000
California Housing Finance Agency Revenue VRDN,
1.95%, 2/1/23	21,365,000	21,365,000
Colorado Metropolitan Football Stadium District Revenue Bonds:
5.00%, 3/1/07	1,950,000	2,056,217
6.50%, 3/1/12	8,685,000	9,502,085
Columbus Georgia Development Authority Revenue VRDN.:
1.35%, 12/1/19	4,000,000	4,000,000
1.35%, 4/1/20	975,000	975,000
Connecticut State Housing Finance Authority Revenue VRDN,
1.29%, 11/15/16	500,000	500,000
Denver Colorado City & County Discount Notes, 12/15/16	21,495,000	9,981,418
Greater Valley California Medical Building Partnership LP,
6.86%, 3/1/21	2,900,000	3,021,075
Indiana State Development Finance Authority Revenue VRDN,
1.48%, 9/1/16	9,405,000	9,405,000
Los Angeles California Water and Power Revenue VRDN,
1.30%, 7/1/34	7,500,000	7,500,000
Maryland State Health & Higher Educational Facilities Authority
Revenue VRDN, 1.35%, 7/1/22	400,000	400,000
New Jersey Economic Development Authority Revenue
Discount Notes:
2/15/17	57,750,000	26,585,790
2/15/19	124,000,000	49,204,440
2/15/24	51,791,000	14,445,028
New York City Housing Development Corp. Revenue VRDN,
1.29%, 8/15/32	700,000	700,000
Omaha Nebraska Special Obligation Revenue VRDN,
1.409%, 2/1/26	$2,700,000	$2,700,000
Oregon School Boards Association Discount Notes:
6/30/15	10,000,000	5,129,800
6/30/16	4,050,000	1,926,990
6/30/17	7,000,000	3,097,150
Philadelphia Pennsylvania IDA Discount Notes:
4/15/19	3,145,000	1,224,223
4/15/21	51,100,000	17,092,950
4/15/22	12,750,000	3,967,928
Philadelphia Pennsylvania IDA Revenue Bonds, 6.488%, 6/15/04	20,207,835	21,166,696
Phoenix Arizona IDA Revenue Bonds, 6.85%, 12/1/25	19,900,000	22,391,679
Port St. Lucie Florida Special Tax Assessment Revenue Bonds:
4.75%, 1/1/11	1,710,000	1,736,488
5.05%, 1/1/13	805,000	817,952
San Macros California Redevelopment Agency MFH Revenue
VRDN, 1.35%, 5/1/35	1,100,000	1,100,000
Washington State MFH Revenue VRDN:
1.35%, 2/1/28	1,475,000	1,475,000
1.35%, 7/15/34	1,300,000	1,300,000

Total Taxable Municipal Obligations (Cost $251,544,101)		258,968,869

U.S. Government Agencies
and Instrumentalities - 2.4%
Central American Bank For Economic Integration AID Bonds,
6.79%, 10/1/10	5,947,029	6,626,001
Fannie Mae Discount Notes, 1.30%, 4/1/03	5,800,000	5,800,000
Fannie Mae:
4.00%, 11/17/06	5,800,000	5,882,012
5.25%, 3/25/11	14,000,000	14,088,028
Freddie Mac, 5.50%, 6/15/10	11,806,000	11,947,908
Kingdom of Jordan, Guaranteed by the United States Agency of
International Development, 8.75%, 9/1/19	1,790,255	2,274,627
Kingdom of Morocco, Guaranteed by the United States Agency of
International Development, 7.55%, 7/15/26	3,000,000	3,459,480

Total U.S. Government Agencies
and Instrumentalities (Cost $49,564,889)		50,078,056

	Principal
U.S. Treasury Obligations - 2.0%	Amount	Value
U.S. Treasury Bonds, 5.375%, 2/15/31	$1,325,000	$1,433,902
U.S. Treasury Notes:
5.625%, 2/15/06	760,000	839,085
3.00%, 2/15/08	200,000	202,374
4.75%, 11/15/08	1,000,000	1,090,000
6.50%, 2/15/10	12,800,000	15,273,984
3.875%, 2/15/13	23,784,531	23,888,469

Total U.S. Treasury Obligations (Cost $42,588,125)		42,727,814

Repurchase Agreements - 0.3%
State Street Bank, 1.20%, 4/1/03
(Repurchase proceeds $5,200,173)
(Collateral: $5,359,309, FNMA, 1.55%, 2/3/04)	5,200,000	5,200,000

Total Repurchase Agreements (Cost $5,200,000)		5,200,000

Equity Securities - 0.5%	Shares
Covad Communications Group, Inc.(Common)*	94,233	53,713
First Republic Capital Corp., (Preferred)	2,150	2,160,750
Ford Motor Co. Capital Trust II (Preferred)	205,200	7,313,328

Total Equity Securities (Cost $12,871,005)		9,527,791

TOTAL INVESTMENTS (Cost $2,157,306,266) - 98.9%		2,070,504,362
Other assets and liabilities, net - 1.1%		24,009,775
Net Assets - 100%		$2,094,514,137

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Sold:
2 Year U.S. Treasury Notes	1,043	6/03	$224,799,094	($54,519)
5 Year U.S. Treasury Notes	528	6/03	59,928,000	507,873

See notes to schedule of investments and notes to financial statements.

Notes to Schedule of investments

*           Non-income producing.

**         AT&T Canada recently emerged from bankruptcy proceedings in Canada. As part of the Company's restructuring plan, this debt was settled on April 4, 2003 with a combination of cash, AT&T Canada Class A Voting Shares and AT&T Canada Class B Limited Voting Shares. The Fund received $5,671,262 (USD) cash, 13,053 Class A Voting Shares and 704,565 Class B Limited Voting Shares.

***        Security is a defaulted security and is not accruing income.

#          The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June and July 2003.  Consequently, the Fund has written off $1,108,084 in accrued interest, and increased the cost basis of the security by interest purchased in the amount of $20,842, as of March 31, 2003.

##        The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June and July 2003.  Consequently, the Fund has written off $867,534 in accrued interest, as of March 31, 2003.

###     The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June and July 2003.  Consequently, the Fund has written off $187,778 in accrued interest, and increased the cost basis of the security by interest purchased in the amount of $68,656, as of March 31, 2003.

+          The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June and July 2003. This TIERS security is based on interest payments from Lumbermens. Consequently, the Fund has written off $174,391 in accrued interest, and increased the cost basis of the security by interest purchased in the amount of $56,667, as of March 31, 2003.

++        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in                                transactions exempt from registration, normally to qualified institutional buyers.

+++     Security is a defaulted security.

Abbreviations:

FHLB: Federal Home Loan Bank

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003

Assets	Value
Investments in securities, at value (Cost $2,157,306,266) -
see accompanying schedule	$2,070,504,362
Receivable for securities sold	195,646,142
Receivable for shares sold	5,921,503
Interest and dividends receivable	23,935,645
Collateral at broker for futures (cash)	1,310,250
Other assets	58,743
Total assets	2,297,376,645

Liabilities
Payable for securities purchased	196,406,856
Payable for shares redeemed	3,087,466
Payable to bank	203,415
Payable to Calvert Asset Management Co., Inc.	1,139,877
Payable to Calvert Administrative Services Company	527,983
Payable to Calvert Shareholder Services, Inc.	32,065
Payable to Calvert Distributors, Inc.	771,827
Payable for futures variation margin	352,517
Accrued expenses and other liabilities	340,502
Total liabilities	202,862,508
Net Assets	$2,094,514,137

Net Assets Consist of:
Paid in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
Class A: 93,252,172 shares outstanding	$1,578,169,493
Class B: 21,148,542 shares outstanding	357,433,689
Class C: 11,024,182 shares outstanding	185,049,396
Class I: 2,202,744 shares outstanding	36,807,574
Distributions in excess of net investment income	(5,673,243)
Accumulated net realized gain (loss) on investments	29,075,778
Net unrealized appreciation (depreciation) on investments	(86,348,550)

Net Assets	$2,094,514,137

Net Asset Value Per Share
Class A (based on net assets $1,530,610,732)	$16.41
Class B (based on net assets $346,906,549)	$16.40
Class C (based on net assets $180,854,996)	$16.41
Class I (based on net assets $36,141,860)	$16.41

See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2003

Net Investment Income
Investment Income:
Interest income	$65,925,526
Dividend income	162,500
Total investment income	66,088,026

Expenses:
Investment advisory fee	4,068,379
Administrative fees	3,021,255
Transfer agency fees and expenses	1,965,239
Distribution plan expenses:
Class A	1,875,290
Class B	1,666,199
Class C	845,798
Trustees' fees and expenses	71,967
Custodian fees	114,574
Reports to shareholders	204,093
Professional fees	17,851
Accounting fees	58,305
Miscellaneous	3,398
Total expenses	13,912,348
Fees paid indirectly	(53,088)
Net expenses	13,859,260
Net Investment Income	52,228,766

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	43,583,293
Futures	(725,394)
42,857,899
Change in unrealized appreciation (depreciation) on:
Investments	7,242,438
Futures	553,067
7,795,505

Net Realized and Unrealized Gain
(Loss) on Investments	50,653,404

Increase (Decrease) in Net Assets
Resulting From Operations	$102,882,170

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2003	2002
Operations:
Net investment income	$52,228,766	$98,140,738
Net realized gain (loss)	42,857,899	4,986,842
Change in unrealized appreciation (depreciation)	7,795,505	(79,935,328)

Increase (Decrease) in Net Assets
Resulting From Operations	102,882,170	23,192,252

Distributions to shareholders from
Net investment income:
Class A Shares	(42,945,053)	(78,881,048)
Class B Shares	(8,294,305)	(13,454,080)
Class C Shares	(4,243,367)	(5,490,559)
Class I Shares	(1,100,313)	(1,700,953)
Net realized gain:
Class A Shares	(9,114,370)	(38,035,227)
Class B Shares	(2,022,381)	(6,508,971)
Class C Shares	(1,020,676)	(1,956,572)
Class I Shares	(207,917)	(541,159)
Total distributions	(68,948,382)	(146,568,569)

Capital share transactions:
Shares sold:
Class A Shares	296,630,717	990,380,897
Class B Shares	37,148,851	208,286,191
Class C Shares	36,744,834	139,053,505
Class I Shares	2,474,851	21,495,670
Reinvestment of distributions:
Class A Shares	39,282,387	90,786,721
Class B Shares	6,493,081	12,452,518
Class C Shares	2,536,755	4,189,224
Class I Shares	1,274,408	2,152,021
Shares redeemed:
Class A Shares	(320,647,133)	(439,952,888)
Class B Shares	(23,947,406)	(25,579,141)
Class C Shares	(20,313,155)	(15,313,483)
Class I Shares	(1,963,283)	(2,457,258)
Total capital share transactions	55,714,907	985,493,977

Total Increase (Decrease) in Net Assets	89,648,695	862,117,660

Net Assets
Beginning of period	2,004,865,442	1,142,747,782
End of period (including distributions in excess of net
investment income of $5,673,243 and $1,318,971,
respectively.)	$2,094,514,137	$2,004,865,442

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2003	2002
Shares sold:
Class A Shares	18,240,000	59,207,489
Class B Shares	2,288,140	12,447,736
Class C Shares	2,260,248	8,345,285
Class I Shares	152,018	1,291,218
Reinvestment of distributions:
Class A Shares	2,420,358	5,478,186
Class B Shares	400,383	752,659
Class C Shares	156,394	253,624
Class I Shares	78,547	130,308
Shares redeemed:
Class A Shares	(19,751,506)	(26,447,041)
Class B Shares	(1,476,709)	(1,539,446)
Class C Shares	(1,251,711)	(925,981)
Class I Shares	(121,578)	(147,243)
Total capital share activity	3,394,584	58,846,794

See notes to financial statements.

Notes to Financial Statements

Note A ---- Significant Accounting Policies

General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .40% on the first $2 billion, and .375% over $2 billion.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, and C shares pay an annual rate of .30% and Class I shares pay an annual rate of .10%, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, B and C shares, allow the Fund to pay the Distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .50%, 1.00% and 1.00% annually of the Fund's average daily net assets of Class A, B and C, respectively. Class I does not have Distribution plan expenses.

The Distributor received $238,103 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2003.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $190,495 for the six months ended March 31, 2003. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, purchases and sales of investments, other than short-term and U.S. government securities, were $8,506,118,716 and $8,251,510,540, respectively.

The cost of investments owned at March 31, 2003 for federal income tax purposes was $2,161,502,222. Net unrealized depreciation aggregated $90,997,860, of which $54,243,125 related to appreciated securities and $145,240,985 related to depreciated securities.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2003, purchase and sales transactions were $310,236,145 and $283,015,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2003. For the six months ended March 31, 2003, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$607,843	1.81%	$17,160,221	January 2003

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$16.14	$17.48	$16.66
Income from investment operations
Net investment income	.43	1.03	1.14
Net realized and unrealized gain (loss)	.41	(.71)	.98
Total from investment operations	.84	.32	2.12
Distributions from
Net investment income	(.47)	(1.04)	(1.14)
Net realized gain	(.10)	(.62)	(.16)
Total distributions	(.57)	(1.66)	(1.30)
Total increase (decrease) in net asset value	.27	(1.34)	.82
Net asset value, ending	$16.41	$16.14	$17.48

Total return*	5.27%	1.93%	13.31%
Ratios to average net assets:
Net investment income	5.30% (a)	6.21%	6.66%
Total expenses	1.20% (a)	1.12%	1.10%
Expenses before offsets	1.20% (a)	1.12%	1.10%
Net expenses	1.19% (a)	1.11%	1.08%
Portfolio turnover	494%	1,540%	2,645%
Net assets, ending (in thousands)	$1,530,611	$1,490,514	$945,671

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2000	1999	1998
Net asset value, beginning	$17.08	$17.17	$17.20
Income from investment operations
Net investment income	1.15	.99	1.02
Net realized and unrealized gain (loss)	(.16)	.74	.61
Total from investment operations	.99	1.73	1.63
Distributions from
Net investment income		(.99)	(1.01)
In excess of net realized gain	(1.16)	--	--
Net realized gain	(.25)	(.83)	(.65)
Total distributions	(1.41)	(1.82)	(1.66)
Total increase (decrease) in net asset value	(.42)	(.09)	(.03)
Net asset value, ending	$16.66	$17.08	$17.17

Total return*	6.11%	10.68%	9.92%
Ratios to average net assets:
Net investment income	7.47%	6.01%	5.96%
Total expenses	1.20%	1.32%	1.43%
Expenses before offsets	1.20%	1.32%	1.43%
Net expenses	1.17%	1.23%	1.36%
Portfolio turnover	3,264%	3,454%	3,461%
Net assets, ending (in thousands)	$442,709	$91,764	$41,607

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$16.13	$17.47	$16.66
Income from investment operations
Net investment income	.37	.89	1.00
Net realized and unrealized gain (loss)	.40	(.71)	.98
Total from investment operations	.77	.18	1.98
Distributions from
Net investment income	(.40)	(.90)	(1.01)
Net realized gain	(.10)	(.62)	(.16)
Total distributions	(.50)	(1.52)	(1.17)
Total increase (decrease) in net asset value	.27	(1.34)	.81
Net asset value, ending	$16.40	$16.13	$17.47

Total return*	4.87%	1.14%	12.38%
Ratios to average net assets:
Net investment income	4.53% (a)	5.42%	5.74%
Total expenses	1.94% (a)	1.94%	1.93%
Expenses before offsets	1.94% (a)	1.94%	1.93%
Net expenses	1.93% (a)	1.93%	1.91%
Portfolio turnover	494%	1,540%	2,645%
Net assets, ending (in thousands)	$346,907	$321,562	$144,580

	Periods Ended
	September 30,	September 30,
Class B Shares	2000	1999 #
Net asset value, beginning	$17.06	$17.02
Income from investment operations
Net investment income	.97	.13
Net realized and unrealized gain (loss)	(.17)	.05
Total from investment operations	.80	.18
Distributions from
Net investment income	(.95)	(.14)
Net realized gain	(.25)	--
Total distributions	(1.20)	(.14)
Total increase (decrease) in net asset value	(.40)	.04
Net asset value, ending	$16.66	$17.06

Total return*	4.95%	1.06%
Ratios to average net assets:
Net investment income	6.75%	5.00% (a)
Total expenses	2.15%	3.74% (a)
Expenses before offsets	2.15%	2.98% (a)
Net expenses	2.12%	2.91% (a)
Portfolio turnover	3,264%	3,454%
Net assets, ending (in thousands)	$31,646	$1,231

Financial Highlights

	Periods Ended
	March 31,	September 30,
Class C Shares	2003	2002
Net asset value, beginning	$16.13	$17.47
Income from investment operations
Net investment income	.38	.89
Net realized and unrealized gain (loss)	.41	(.71)
Total from investment operations	.79	.18
Distributions from
Net investment income	(.41)	(.90)
Net realized gain	(.10)	(.62)
Total distributions	(.51)	(1.52)
Total increase (decrease) in net asset value	.28	(1.34)
Net asset value, ending	$16.41	$16.13

Total return*	4.95%	1.09%
Ratios to average net assets:
Net investment income	4.60% (a)	5.40%
Total expenses	1.87% (a)	1.97%
Expenses before offsets	1.87% (a)	1.97%
Net expenses	1.86% (a)	1.96%
Portfolio turnover	494%	1,540%
Net assets, ending (in thousands)	$180,855	$159,007

	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000##
Net asset value, beginning	$16.67	$16.59
Income from investment operations
Net investment income	.98	.15
Net realized and unrealized gain (loss)	.95	.11
Total from investment operations	1.93	.26
Distributions from
Net investment income	(.97)	(.18)
Net realized gain	(.16)	--
Total distributions	(1.13)	(.18)
Total increase (decrease) in net asset value	.80	.08
Net asset value, ending	$17.47	$16.67

Total return*	12.09%	1.58%
Ratios to average net assets:
Net investment income	5.32%	7.42% (a)
Total expenses	2.09%	2.16% (a)
Expenses before offsets	2.09%	2.16% (a)
Net expenses	2.06%	2.13% (a)
Portfolio turnover	2,645%	3,264%
Net assets, ending (in thousands)	$38,185	$1,179

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$16.13	$17.46	$16.63
Income from investment operations
Net investment income	.48	1.06	1.22
Net realized and unrealized gain (loss)	.42	(.66)	.97
Total from investment operations	.90	.40	2.19
Distributions from
Net investment income	(.52)	(1.11)	(1.20)
Net realized gain	(.10)	(.62)	(.16)
Total distributions	(.62)	(1.73)	(1.36)
Total increase (decrease) in net asset value	.28	(1.33)	.83
Net asset value, ending	$16.41	$16.13	$17.46

Total return*	5.66%	2.46%	13.81%
Ratios to average net assets:
Net investment income	5.91% (a)	6.70%	7.40%
Total expenses	.57% (a)	.61%	.68%
Expenses before offsets	.57% (a)	.61%	.68%
Net expenses	.57% (a)	.60%	.66%
Portfolio turnover	494%	1,540%	2,645%
Net assets, ending (in thousands)	$36,142	$33,782	$14,311

	Periods Ended
	September 30,	September 30,
Class I Shares	2000	1999 ###
Net asset value, beginning	$17.06	$16.73
Income from investment operations
Net investment income	1.26	.63
Net realized and unrealized gain (loss)	(.21)	.34
Total from investment operations	1.05	.97
Distributions from
Net investment income	(1.23)	(.64)
Net realized gain	(.25)	--
Total distributions	(1.48)	(.64)
Total increase (decrease) in net asset value	(.43)	.33
Net asset value, ending	$16.63	$17.06

Total return*	6.48%	5.83%
Ratios to average net assets:
Net investment income	7.78%	6.37% (a)
Total expenses	.82%	1.07% (a)
Expenses before offsets	.75%	.81% (a)
Net expenses	.72%	.72% (a)
Portfolio turnover	3,264%	3,454%
Net assets, ending (in thousands)	$13,954	$6,442

(a)       Annualized

*           Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#          From August 1, 1999, inception.

##        From August 1, 2000, inception.

###     From March 1, 1999 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.   Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Calvert Income Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.